Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision (Benefit) for Income Taxes [Line Items]
Federal
State and local			8,900
Total current provision			8,900
Federal			(814,350)
State and local			(183,352)
Total deferred benefit			(997,702)
Total benefit	$ 523,500	$ (114,668)	$ (988,802)